Equity (Details) - Schedule of the information relating to non-controlling interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Information Relating To Non Controlling Interests Abstract
Non-current assets	$ 10	$ 11
Current assets	428	976
Current liabilities	(17,240)	(11,806)
Net assets	(16,802)	(10,819)
Net assets attributable to non-controlling interests	(258)	(166)
Loss for the year	5,983	5,467
Loss allocated to non-controlling interests	$ 92	$ 84